Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Entity Registrant Name	Wi-LAN Inc.
Entity Central Index Key	0001518419
Entity Current Reporting Status	Yes
Document Type	40-F
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Common Stock, Shares Outstanding	123,236,813